Related Parties - Guarantees (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Minimum capital contributed (as a percent)	250.00%	250.00%
Related Parties
Related Party Transaction [Line Items]
Minimum capital contributed (as a percent)	250.00%	250.00%	250.00%